Share Capital - Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.95	1.95
Stock based compensation expense	$ 44,000,000	$ 45,000,000
Weighted average fair value (in CAD per option)	$ 0.65	1.15
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	5
Liabilities from share-based payment transactions	$ 11,000,000	21,000,000
Stock based compensation expense	(3,000,000)	13,000,000
Stock option exercisable, intrinsic value	0	12,000,000
Weighted average fair value (in CAD per option)	$ 2.90	$ 2.01